Property and Equipment - Schedule of Accumulated Depreciation and Impairment Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Balance at beginning of period	$ 22,957
Balance at end of period	9,536	$ 22,957
Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	5,630
Balance at end of period	1,221	5,630
Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	635
Balance at end of period	375	635
Computer equipment and software
Property, plant and equipment
Balance at beginning of period	174
Balance at end of period	23	174
Leasehold improvements
Property, plant and equipment
Balance at beginning of period	13,714
Balance at end of period	7,917	13,714
Construction in progress
Property, plant and equipment
Balance at beginning of period	2,803
Balance at end of period	1	2,803
Accumulated depreciation and impairment loss
Property, plant and equipment
Balance at beginning of period	(20,080)	(14,344)
Depreciation	(2,955)	(5,845)
Disposals/Impairment	581	57
Deconsolidation of subsidiaries	9,472	53
Balance at end of period	(12,982)	(20,080)
Accumulated depreciation and impairment loss | Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	(7,711)	(5,686)
Depreciation	(892)	(2,082)
Disposals/Impairment	543	57
Deconsolidation of subsidiaries	3,917	0
Balance at end of period	(4,142)	(7,711)
Accumulated depreciation and impairment loss | Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	(875)	(663)
Depreciation	(162)	(212)
Disposals/Impairment	0	0
Deconsolidation of subsidiaries	339	0
Balance at end of period	(698)	(875)
Accumulated depreciation and impairment loss | Computer equipment and software
Property, plant and equipment
Balance at beginning of period	(1,244)	(1,190)
Depreciation	(45)	(107)
Disposals/Impairment	38	0
Deconsolidation of subsidiaries	357	53
Balance at end of period	(894)	(1,244)
Accumulated depreciation and impairment loss | Leasehold improvements
Property, plant and equipment
Balance at beginning of period	(10,250)	(6,806)
Depreciation	(1,856)	(3,444)
Disposals/Impairment	0	0
Deconsolidation of subsidiaries	4,858	0
Balance at end of period	(7,248)	(10,250)
Accumulated depreciation and impairment loss | Construction in progress
Property, plant and equipment
Balance at beginning of period	0	0
Depreciation	0	0
Disposals/Impairment	0	0
Deconsolidation of subsidiaries	0	0
Balance at end of period	$ 0	$ 0